Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (34,351)	$ (52,931)	$ (19,011)
Adjustments to the profit or loss items:
Depreciation of property, plant and equipment and right-of-use assets	2,143	269	162
Financial income, net	(775)	(858)	(330)
Cost of share-based compensation	4,868	3,575	2,208
Change in employee benefit liabilities, net	126	(15)	26
Amortization of premium on marketable securities	184	272	28
Revaluation of financial derivatives	(15,904)	17,600	(1,061)
Revaluation of liability to IIA	2,531	2,037	631
Adjustments to reconcile profit (loss)	(6,827)	22,880	1,664
Increase (decrease) in other receivables, prepaid expenses and other assets	(150)	942	(2,210)
Increase (decrease) in trade payables	(821)	(405)	1,464
Increase in accrued expenses and other payables	2,807	2,296	1,214
Cash flows from (used in) operations	1,836	2,833	468
Cash received during the year for:
Interest received	1,546	792	330
Interest paid	(134)
Net cash used in operating activities	(37,930)	(26,426)	(16,549)
Cash flows from investing activities:
Purchase of property and equipment	(3,055)	(1,645)	(402)
Purchase of marketable securities	(32,021)	(10,905)	(14,820)
Proceeds from bank deposits		5,000	(5,000)
Investment in restricted bank deposits		(150)
Proceed from maturity of marketable securities	38,742
Proceed from sale of marketable securities		4,949
Net cash provided by (used in) investing activities	3,666	(2,751)	(20,222)
Cash flows from financing activities:
Proceeds from secondary offering, net	37,140
Proceeds from issuance of financial derivatives			10,900
Receipt of grants from the IIA	224	612	272
Proceeds from issuance of shares, initial public offering (payment of issuance expenses), net	(238)	47,479
Proceeds from issuance of shares, net			28,865
Payment of lease liabilities	(1,529)
Exercise of options	132	2
Net cash provided by financing activities	35,729	48,093	40,037
Exchange differences on balances of cash and cash equivalents	101	31
Increase in cash and cash equivalents	1,566	18,947	3,266
Cash and cash equivalents at beginning of year	40,272	21,325	18,059
Cash and cash equivalents at end of year	41,838	40,272	21,325
Significant non-cash transactions:
IIA liability for grants to be received	7		269
Exercise of warrants liabilities to equity	2,924	3,851
Issuance expenses on credit		238
Purchase of property, plant and equipment on credit	$ 1,255